UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: September 30, 2019

Date of reporting period: June 30, 2019

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
HIGH YIELD FUND
JUNE 30, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 88.1%

	Face Amount	Value

Communication Services — 7.3%
Ascend Learning
Callable 08/01/2020 @ $103 6.875%, 08/01/2025(A)	$310,000	$315,332
Getty Images
Callable 03/01/2022 @ $105 9.750%, 03/01/2027(A)	320,000	329,600
Meredith
Callable 02/01/2021 @ $103 6.875%, 02/01/2026	300,000	318,339
Salem Media Group
Callable 06/01/2020 @ $103 6.750%, 06/01/2024(A)	370,000	323,750
Townsquare Media
Callable 08/01/2019 @ $103 6.500%, 04/01/2023(A)	375,000	369,375
Urban One
Callable 08/01/2019 @ $102 7.375%, 04/15/2022(A)	300,000	299,250

		1,955,646

Consumer Discretionary — 14.8%
Allied Universal Holdco
Callable 07/15/2022 @ $105 9.750%, 07/15/2027(A)	70,000	69,738
Callable 07/15/2022 @ $103 6.625%, 07/15/2026(A)	60,000	60,900
Cooper-Standard Automotive
Callable 11/15/2021 @ $103 5.625%, 11/15/2026(A)	395,000	350,563
Delphi Technologies
5.000%, 10/01/2025(A)	350,000	312,375
Dun & Bradstreet
Callable 02/15/2022 @ $105 10.250%, 02/15/2027(A)	120,000	127,350
Emeco Pty
Callable 03/31/2020 @ $105 9.250%, 03/31/2022	397,000	417,078
Mattel
Callable 05/01/2041 @ $100 5.450%, 11/01/2041	170,000	129,200
Panther BF Aggregator 2
Callable 05/15/2022 @ $104 8.500%, 05/15/2027(A)	310,000	319,300
Party City Holdings
Callable 08/01/2021 @ $103 6.625%, 08/01/2026(A)	330,000	320,100

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
HIGH YIELD FUND
JUNE 30, 2019 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Simmons Foods
Callable 11/01/2020 @ $103 5.750%, 11/01/2024(A)	$340,000	$309,400
Staples
Callable 04/15/2022 @ $105 10.750%, 04/15/2027(A)	270,000	268,650
Callable 04/15/2022 @ $104 7.500%, 04/15/2026(A)	90,000	89,470
TMS International
Callable 08/15/2020 @ $104 7.250%, 08/15/2025(A)	310,000	299,925
Twin River Worldwide Holdings
Callable 06/01/2022 @ $105 6.750%, 06/01/2027(A)	110,000	114,675
Vista Outdoor
Callable 08/01/2019 @ $104 5.875%, 10/01/2023	390,000	380,414
Williams Scotsman International
Callable 08/15/2020 @ $103 6.875%, 08/15/2023(A)	360,000	375,300

		3,944,438

Consumer Staples — 2.9%
Avon International Capital
Callable 08/15/2019 @ $104 6.500%, 08/15/2022(A)	220,000	221,650
Energizer Holdings
Callable 07/15/2021 @ $103 6.375%, 07/15/2026(A)	240,000	246,600
HLF Financing Sarl
Callable 08/15/2021 @ $104 7.250%, 08/15/2026(A)	300,000	301,500

		769,750

Energy — 9.7%
Archrock Partners
Callable 04/01/2022 @ $105 6.875%, 04/01/2027(A)	30,000	31,353
Callable 08/01/2019 @ $102 6.000%, 10/01/2022	320,000	324,000
Conuma Coal Resources
Callable 05/01/2020 @ $105 10.000%, 05/01/2023(A)	340,000	345,950
Ensign Drilling
Callable 04/15/2021 @ $105 9.250%, 04/15/2024(A)	290,000	285,650
Natural Resource Partners
Callable 10/30/2021 @ $105 9.125%, 06/30/2025(A)	350,000	360,500

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
HIGH YIELD FUND
JUNE 30, 2019 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
SemGroup
Callable 07/17/2019 @ $103 5.625%, 11/15/2023	$330,000	$315,150
TransMontaigne Partners
Callable 02/15/2021 @ $105 6.125%, 02/15/2026	319,000	307,038
USA Compression Partners
Callable 04/01/2021 @ $105 6.875%, 04/01/2026	300,000	317,220
Callable 09/01/2022 @ $105 6.875%, 09/01/2027(A)	10,000	10,501
Welltec
Callable 12/01/2019 @ $107 9.500%, 12/01/2022(A)	320,000	305,600

		2,602,962

Financials — 6.2%
CNG Holdings
Callable 06/15/2021 @ $106 12.500%, 06/15/2024(A)	210,000	201,600
Compass Group Diversified Holdings
Callable 05/01/2021 @ $104 8.000%, 05/01/2026(A)	350,000	364,875
Donnelley Financial Solutions
Callable 10/15/2021 @ $102 8.250%, 10/15/2024	400,000	414,000
Refinitiv US Holdings
Callable 11/15/2021 @ $104 8.250%, 11/15/2026(A)	310,000	318,835
VistaJet Malta Finance
Callable 06/01/2022 @ $105 10.500%, 06/01/2024(A)	350,000	349,125

		1,648,435

Industrials — 23.3%
Algeco Global Finance
Callable 02/15/2020 @ $104 8.000%, 02/15/2023(A)	406,000	410,568
Brand Industrial Services
Callable 07/15/2020 @ $106 8.500%, 07/15/2025(A)	300,000	271,875
Cimpress
Callable 06/15/2021 @ $105 7.000%, 06/15/2026(A)	350,000	356,997
Clearwater Seafoods
Callable 05/01/2020 @ $105 6.875%, 05/01/2025(A)	315,000	315,000

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
HIGH YIELD FUND
JUNE 30, 2019 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Cleaver-Brooks
Callable 12/15/2019 @ $104 7.875%, 03/01/2023(A)	$310,000	$297,278
Colfax
Callable 02/15/2022 @ $103 6.375%, 02/15/2026(A)	240,000	257,400
Core & Main
Callable 08/15/2020 @ $103 6.125%, 08/15/2025(A)	274,000	276,740
FXI Holdings
Callable 11/01/2020 @ $104 7.875%, 11/01/2024(A)	335,000	312,388
Granite Merger Sub 2
Callable 07/15/2022 @ $108 11.000%, 07/15/2027(A)	140,000	140,700
Grinding Media
Callable 12/15/2019 @ $104 7.375%, 12/15/2023(A)	400,000	383,000
H&E Equipment Services
Callable 09/01/2020 @ $104 5.625%, 09/01/2025	300,000	308,550
HC2 Holdings
Callable 06/01/2020 @ $106 11.500%, 12/01/2021(A)	400,000	352,000
JPW Industries Holding
Callable 10/01/2020 @ $107 9.000%, 10/01/2024(A)	300,000	282,750
New Enterprise Stone & Lime
Callable 03/15/2021 @ $103 6.250%, 03/15/2026(A)	300,000	304,500
Park-Ohio Industries
Callable 04/15/2022 @ $103 6.625%, 04/15/2027	338,000	338,000
Quad
7.000%, 05/01/2022	320,000	323,910
Titan International
Callable 11/30/2019 @ $105 6.500%, 11/30/2023	330,000	286,275
TransDigm
Callable 06/15/2021 @ $103 6.375%, 06/15/2026	300,000	302,250
Triumph Group
Callable 08/15/2020 @ $106 7.750%, 08/15/2025	380,000	367,650
Waste Pro USA
Callable 02/15/2021 @ $104 5.500%, 02/15/2026(A)	320,000	327,200

		6,215,031

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
HIGH YIELD FUND
JUNE 30, 2019 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

Information Technology — 3.7%
Cardtronics
Callable 05/01/2020 @ $104 5.500%, 05/01/2025(A)	$320,000	$318,400
CommScope
Callable 03/01/2022 @ $103 6.000%, 03/01/2026(A)	180,000	184,500
Exela Intermediate
Callable 07/15/2020 @ $105 10.000%, 07/15/2023(A)	410,000	333,125
Global A&T Electronics
Callable 07/31/2019 @ $101 8.500%, 01/12/2023	180,000	168,768

		1,004,793

Materials — 14.4%
Baffinland Iron Mines
Callable 07/15/2021 @ $107 8.750%, 07/15/2026(A)	390,000	396,825
Consolidated Energy Finance
Callable 06/15/2020 @ $105 6.875%, 06/15/2025(A)	300,000	307,248
Cornerstone Chemical
Callable 08/15/2020 @ $103 6.750%, 08/15/2024(A)	320,000	300,000
Koppers
Callable 02/15/2020 @ $105 6.000%, 02/15/2025(A)	433,000	405,938
Neon Holdings
Callable 04/01/2022 @ $105 10.125%, 04/01/2026(A)	84,000	82,740
OCI
Callable 04/15/2020 @ $103 6.625%, 04/15/2023(A)	320,000	332,800
Rain CII Carbon
Callable 04/01/2020 @ $105 7.250%, 04/01/2025(A)	440,000	407,000
Schweitzer-Mauduit International
Callable 10/01/2021 @ $105 6.875%, 10/01/2026(A)	350,000	357,875
SunCoke Energy Partners
Callable 06/15/2020 @ $106 7.500%, 06/15/2025(A)	440,000	429,549
TPC Group
Callable 08/01/2019 @ $100 8.750%, 12/15/2020(A)	190,000	189,288
US Concrete
Callable 08/01/2019 @ $105 6.375%, 06/01/2024	300,000	312,000

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
HIGH YIELD FUND
JUNE 30, 2019 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Venator Finance Sarl
Callable 07/15/2020 @ $104 5.750%, 07/15/2025(A)	$370,000	$339,475

		3,860,738

Real Estate — 3.0%
Arrow Bidco
Callable 03/15/2021 @ $105 9.500%, 03/15/2024(A)	420,000	422,624
CoreCivic
Callable 07/15/2027 @ $100 4.750%, 10/15/2027	410,000	369,000

		791,624

Utilities — 2.8%
AmeriGas Partners
Callable 02/20/2025 @ $100 5.500%, 05/20/2025	330,000	347,325
LBC Tank Terminals Holding Netherlands BV
Callable 08/01/2019 @ $102 6.875%, 05/15/2023(A)	400,000	396,000

		743,325

TOTAL CORPORATE OBLIGATIONS
(Cost $23,190,615)		23,536,742

LOAN PARTICIPATIONS — 8.7%

Aptos, Inc., Initial Term Loan, 1st Lien
7.939%, VAR US LIBOR+5.500%, 07/23/2025	497,500	487,962

ASP Unifrax, Term Loan, 1st Lien
10.928%, 12/14/2026	350,000	334,796

Calceus Acquisition, Inc., Initial Term Loan
7.939%, VAR US LIBOR+5.500%, 02/07/2025	298,125	295,609

ConvergeOne Holdings, Initial Term Loan, 1st Lien
10.902%, VAR US LIBOR+8.500%, 01/14/2027	140,000	131,600

Forming Machining Industries, Term Loan B, 1st Lien
10.580%, VAR US LIBOR+8.250%, 10/09/2026	500,000	474,999

Getty Images, Inc., Initial Term Loan
7.000%, VAR US LIBOR+4.500%, 02/19/2026	298,500	296,509

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
HIGH YIELD FUND
JUNE 30, 2019 (Unaudited)

LOAN PARTICIPATIONS — continued

	Face Amount	Value

MRO Holdings, Term Loan, 1st Lien
7.479%, 06/04/2026	$300,000	$298,875

TOTAL LOAN PARTICIPATIONS
(Cost $2,352,019)		2,320,350

TOTAL INVESTMENTS — 96.8%
(Cost $25,542,634)		$25,857,092

Percentages are based on Net Assets of $26,713,775.

(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. The total value of such securities as of June 30, 2019 was $17,490,575 and represents 65.5% of Net Assets.

LIBOR— London Interbank Offered Rate

VAR — Variable Rate

As of June 30, 2019, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended June 30, 2019, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. Transfers, if any, between levels are considered to have occurred at the end of the period.

For the period ended June 30, 2019, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

MES-QH-001-0100

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
SMALL CAP VALUE FUND
JUNE 30, 2019 (Unaudited)

COMMON STOCK — 95.6%

	Shares	Value

Communication Services — 1.2%
Nexstar Media Group, Cl A	1,255	$126,755

Consumer Discretionary — 11.2%
Aaron’s	1,675	102,862
Adtalem Global Education *	2,885	129,969
Brunswick	2,305	105,776
Children’s Place	1,140	108,733
Churchill Downs	1,125	129,454
Deckers Outdoor *	790	139,016
Extended Stay America	7,135	120,510
Helen of Troy *	740	96,637
Hilton Grand Vacations *	3,515	111,847
Wendy’s	6,460	126,487

		1,171,291

Consumer Staples — 3.9%
Casey’s General Stores	1,010	157,550
Darling Ingredients *	6,885	136,943
Lancaster Colony	735	109,221

		403,714

Energy — 3.8%
Helmerich & Payne	2,040	103,265
Nine Energy Service *	2,895	50,170
Parsley Energy, Cl A *	7,025	133,545
WPX Energy *	9,240	106,352

		393,332

Financials — 20.4%
Ameris Bancorp	3,115	122,077
Axos Financial *	4,515	123,034
Banner	2,635	142,685
Cadence BanCorp, Cl A	5,677	118,082
CenterState Bank	5,390	124,132
Chemical Financial	2,920	120,041
Eagle Bancorp	2,705	146,422
Enterprise Financial Services	2,950	122,720

1

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
SMALL CAP VALUE FUND
JUNE 30, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Financials — continued
Hanover Insurance Group	1,325	$169,998
Heritage Insurance Holdings	7,685	118,426
Horace Mann Educators	2,980	120,064
IBERIABANK	1,995	151,321
Kemper	1,255	108,294
Pinnacle Financial Partners	2,615	150,310
Webster Financial	2,595	123,963
Wintrust Financial	2,070	151,441

		2,113,010

Health Care — 4.6%
Integra LifeSciences Holdings *	2,025	113,096
Pacira BioSciences *	1,700	73,933
Premier, Cl A *	4,220	165,044
Syneos Health, Cl A *	2,450	125,171

		477,244

Industrials — 14.2%
Acuity Brands	910	125,498
Brink’s	1,309	106,265
Chart Industries *	1,715	131,849
Clean Harbors *	2,280	162,108
Curtiss-Wright	1,110	141,114
ICF International	1,985	144,508
ITT	2,595	169,921
ManpowerGroup	1,115	107,709
Milacron Holdings *	6,950	95,910
Proto Labs *	915	106,158
SPX *	3,935	129,934
Univar *	2,360	52,014

		1,472,988

Information Technology — 14.7%
CACI International, Cl A *	770	157,534
CTS	3,675	101,357
Genpact	1,825	69,514
Inphi *	1,165	58,367

2

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
SMALL CAP VALUE FUND
JUNE 30, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Information Technology — continued
Littelfuse	693	$122,599
MKS Instruments	1,700	132,413
NIC	7,545	121,022
Nuance Communications *	8,075	128,958
Perficient *	4,005	137,452
Sanmina *	4,355	131,869
SYNNEX	1,525	150,060
Upland Software *	2,360	107,451
Virtusa *	2,432	108,054

		1,526,650

Materials — 3.9%
Allegheny Technologies *	6,270	158,004
Ingevity *	1,422	149,552
Olin	4,635	101,553

		409,109

Real Estate — 10.0%
Brandywine Realty Trust ‡	10,130	145,062
Columbia Property Trust ‡	7,305	151,506
DiamondRock Hospitality ‡	14,160	146,414
National Health Investors ‡	1,905	148,647
Physicians Realty Trust ‡	8,260	144,054
Piedmont Office Realty Trust, Cl A ‡	7,390	147,283
QTS Realty Trust, Cl A ‡	3,322	153,410

		1,036,376

Utilities — 7.7%
ALLETE	2,285	190,134
IDACORP	1,770	177,761
Southwest Gas Holdings	2,600	233,011
Spire	2,380	199,729

		800,635

TOTAL COMMON STOCK
(Cost $9,203,362)		9,931,104

3

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
SMALL CAP VALUE FUND
JUNE 30, 2019 (Unaudited)

EXCHANGE TRADED FUND — 0.7%

	Shares	Value

iShares Russell 2000 Value ETF	600	$72,300

TOTAL EXCHANGE TRADED FUND
(Cost $74,200)		72,300

TOTAL INVESTMENTS — 96.3%
(Cost $9,277,562)		$10,003,404

Percentages are based on Net Assets of $10,387,310.

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class

ETF — Exchange Traded Fund

As of June 30, 2019, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. generally accepted accounting principles.

For the period ended June 30, 2019, there were no transfers between Level 1, Level 2 or Level 3 investments. Transfers, if any, between levels are considered to have occurred at the end of the period.

For the period ended June 30, 2019, there were no Level 3 investments.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

MES-QH-001-0100

4

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: August 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: August 28, 2019

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller and CFO

Date: August 28, 2019